Warrants - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 Day $ / shares shares	Dec. 22, 2021 $ / shares	Dec. 31, 2020 shares
Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable date	Mar. 02, 2022
Warrant exercise period condition one	12 months
Warrant exercise period condition two	30 days
Number of shares issuable per warrant | shares	1
Exercise price per share	$ 11.50
Public Warrants
Class of Warrant or Right [Line Items]
Exercise price per share	$ 11.50
Warrants expiration term	5 years
Class of Warrant or Right, Outstanding | shares	10,541,667		0
Price per warrant outstanding	$ 0.68	$ 0.87
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Warrant redemption condition minimum share price	$ 18.00
Threshold trading days for redemption of public warrants | Day	20
Threshold consecutive trading days for redemption of public warrants | Day	30
Public Warrants | Redemption of Warrants When Price per Share of Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.10
Warrant redemption condition minimum share price	$ 10.00
Threshold trading days for redemption of public warrants | Day	20
Threshold consecutive trading days for redemption of public warrants | Day	30
Private Placement Warrants
Class of Warrant or Right [Line Items]
Exercise price per share	$ 11.50
Warrants expiration term	5 years
Class of Warrant or Right, Outstanding | shares	5,432,237		0
Price per warrant outstanding	$ 0.92	$ 1.80
Private Placement Warrants | Release of Warrants When VWAP of Common Stock Equals or Exceeds $14.00
Class of Warrant or Right [Line Items]
Exercise price per share	$ 14.00
Threshold trading days for redemption of public warrants | Day	20
Threshold consecutive trading days for redemption of public warrants | Day	30
Warrants held in escrow | shares	551,096